WesMark Small Company Growth Fund
Investment Objective
The WesMark Small Company Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	WesMark Small Company Growth Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.34%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Small Company Growth Fund	136	424	734	1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in common stocks of small capitalization companies.  In creating a diversified portfolio of common stocks of small-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines small companies as companies that do not exceed the market capitalizations in the Russell 2000 Index (Russell 2000), or the Standard & Poor's Small Cap 600 Index (S&P 600) at the time of purchasing a security. As of December 31, 2010, the market capitalization of (i) the Russell 2000 was approximately  $5 billion or less; and (ii) of the S&P 600 ranged from approximately  $40 million to  $3.24 billion.

The Adviser seeks to select common stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring. The Fund may purchase exchange traded funds (ETF) or other investment companies, in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund.Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•       the market price of an ETF's shares may trade above or below their net asset value;

•       an active trading market for an ETF's shares may not develop or be maintained; or

•       trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available at www.wesmarkfunds.com or by calling 1-800-861-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 27.29% (quarter ended December 31, 2001). Its lowest quarterly return was -29.97% (quarter ended September 30, 2001).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns.Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Small Company Growth Fund	24.88%	6.43%	3.17%
WesMark Small Company Growth Fund Return After Taxes on Distributions	24.68%	6.21%	2.99%
WesMark Small Company Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	16.45%	5.48%	2.67%
WesMark Small Company Growth Fund Russell 2000 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	26.85%	4.47%	6.33%
WesMark Small Company Growth Fund Lipper Small Cap Growth Funds Average (LSCGFA)	27.66%	5.26%	3.64%

The information provided for LSCGFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WESMARK GROWTH FUND
Investment Objective
The WesMark Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Growth Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.26%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Growth Fund	128	400	691	1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective primarily by selecting stocks of growth oriented companies. WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity or which are growing their annual earnings or sales. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (ETF) and other investment companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies. For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•      the market price of an ETF's shares may trade above or below their net asset value;

•      an active trading market for an ETF's shares may not develop or be maintained; or

•      trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 16.72% (quarter ended June 30, 2003). Its lowest quarterly return was -20.98% (quarter ended December 31, 2008).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Growth Fund	19.23%	3.44%	1.16%
WesMark Growth Fund Return After Taxes on Distributions	19.17%	2.87%	0.75%
WesMark Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	12.57%	2.86%	0.89%
WesMark Growth Fund S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	15.08%	2.29%	1.42%
WesMark Growth Fund Lipper Large Cap Core Average (LLCC)	12.91%	1.98%	1.38%

The information provided for LLCC represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WESMARK BALANCED FUND
Investment Objective
The WesMark Balanced Fund (the "Fund") seeks to achieve capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Balanced Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Balanced Fund	138	431	744	1,633

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund's portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), using an asset allocation process. The Adviser first determines the percentage of the Fund's portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics or both. In addition, the Adviser may consider the income potential of a security.

The Adviser anticipates investing the equity allocation primarily in the common stock of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (ADR) and other domestically traded securities of foreign companies, exchange traded funds (ETF) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (REIT) and common stocks of companies with small market capitalizations.

Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. Such investment-grade securities may include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMO) and asset-backed securities. The Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

Within the money market allocation the Adviser invests in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

For additional information on the Funds' investment strategies, please see the section "More about the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Principal Risks of the Fund

The loss of money is a risk of investing in this Fund.Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Credit Risks:	The possibility than an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Currency Risks:	Exchange rates for currencies fluctuate daily.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security or close out of an investment when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•      the market price of an ETF's shares may trade above or below their net asset value;

•      an active trading market for an ETF's shares may not develop or be maintained; or

•      trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 10.68% (quarter ended June 30, 2003). Its lowest quarterly return was -11.46% (quarter ended September 30, 2002).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Balanced Fund	11.90%	4.74%	1.60%
WesMark Balanced Fund Return After Taxes on Distributions	11.45%	4.09%	0.90%
WesMark Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares	7.96%	3.78%	0.99%
WesMark Balanced Fund S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	15.08%	2.29%	1.42%
WesMark Balanced Fund Barclays Capital Intermediate U. S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	5.89%	5.53%	5.51%
WesMark Balanced Fund Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	11.68%	3.60%	4.35%
WesMark Balanced Fund Lipper Balanced Funds Average (LBFA)	11.82%	3.41%	3.21%

The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

The Balanced Composite Index is comprised of a combination of 60% of S&P 500 Index and 40% of BCIGCI.

WESMARK GOVERNMENT BOND FUND
Investment Objective
The WesMark Government Bond Fund (the Fund) seeks to achieve high current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Government Bond Fund
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.02%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Government Bond Fund	104	325	563	1,247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities , (GSE). The Fund's portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Adviser may invest in collateralized mortgage obligations (CMO) in addition to mortgage-backed securities and federal agency securities with various call features in an attempt to take advantage of current and potential yield differentials existing from time to time between these securities in order to increase the Fund's return.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Risks Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:	An issue may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:

The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

The Fund changed its investment strategy on May 31, 2006 and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed-income securities.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was -1.94% (quarter ended June 30, 2004).

Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates. and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Government Bond Fund	2.96%	4.69%	4.33%
WesMark Government Bond Fund Return After Taxes on Distributions	1.99%	3.31%	2.92%
WesMark Government Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	2.00%	3.20%	2.86%
WesMark Government Bond Fund Barclays Capital U.S. Intermediate Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	5.89%	5.53%	5.83%
WesMark Government Bond Fund Lipper Intermediate U.S. Government Funds Average (LIGFA)	6.53%	5.78%	5.31%
WesMark Government Bond Fund Lipper General U.S. Government Funds Average (LGUS)	5.92%	4.65%	4.61%

The information provided for LIGFA and LGUS represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
Investment Objective
The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		WesMark West Virginia Municipal Bond Fund
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.47%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.07%
Fee Waiver	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		0.97%
[1]	The Adviser has agreed to keep this wavier in place through the later of (the "Termination Date"): (a) February 28, 2012; or (b) the date of the Fund's next effective Prospectus. This arrangement may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in West Virginia Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	99	330	580	1,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the United States), the interest of which is exempt from federal and West Virginia income tax. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), the supply or yield of such securities would be beneficial to the Fund. For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Liquidity Risks:	Trading opportunities are more limited for fixed-income securities that are not widely held.

Credit Enhancement Risks:	Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Tax Risks:	Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Diversification Risks:	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

West Virginia Risks:	The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. West Virginia's economy is heavily dependent upon certain industries such as coal mining, manufacturing and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.76% (quarter ended March 31, 2009). Its lowest quarterly return was -2.72% (quarter ended September 30, 2008).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	1.94%	2.95%	3.50%
WesMark West Virginia Municipal Bond Fund Return After Taxes on Distributions	1.90%	2.94%	3.48%
WesMark West Virginia Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	2.47%	3.02%	3.50%
WesMark West Virginia Municipal Bond Fund Barclays Capital Municipal Bond 5 Year Total Return Index (BCM5I) Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	3.40%	5.00%	4.81%
WesMark West Virginia Municipal Bond Fund Lipper Intermediate Municipal Debt Funds Average (LIMDFA)	2.27%	3.49%	4.92%

The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	WESMARK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001007226
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
WesMark Small Company Growth Fund | WesMark Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,611
Annual Return 2001	rr_AnnualReturn2001	(11.27%)
Annual Return 2002	rr_AnnualReturn2002	(32.84%)
Annual Return 2003	rr_AnnualReturn2003	46.67%
Annual Return 2004	rr_AnnualReturn2004	2.62%
Annual Return 2005	rr_AnnualReturn2005	11.54%
Annual Return 2006	rr_AnnualReturn2006	9.39%
Annual Return 2007	rr_AnnualReturn2007	14.83%
Annual Return 2008	rr_AnnualReturn2008	(35.32%)
Annual Return 2009	rr_AnnualReturn2009	34.56%
Annual Return 2010	rr_AnnualReturn2010	24.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
1 Year	rr_AverageAnnualReturnYear01	24.88%
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	3.17%
WesMark Small Company Growth Fund | WesMark Small Company Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.68%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	2.99%
WesMark Small Company Growth Fund | WesMark Small Company Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	2.67%
WesMark Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WesMark Small Company Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark Small Company Growth Fund (the Fund) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in common stocks of small capitalization companies.  In creating a diversified portfolio of common stocks of small-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines small companies as companies that do not exceed the market capitalizations in the Russell 2000 Index (Russell 2000), or the Standard & Poor's Small Cap 600 Index (S&P 600) at the time of purchasing a security. As of December 31, 2010, the market capitalization of (i) the Russell 2000 was approximately  $5 billion or less; and (ii) of the S&P 600 ranged from approximately  $40 million to  $3.24 billion.

The Adviser seeks to select common stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring. The Fund may purchase exchange traded funds (ETF) or other investment companies, in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund pursues its investment objective by investing at least 80% of the value of its net assets in common stocks of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund.Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•       the market price of an ETF's shares may trade above or below their net asset value;

•       an active trading market for an ETF's shares may not develop or be maintained; or

•       trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available at www.wesmarkfunds.com or by calling 1-800-861-1013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-861-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 27.29% (quarter ended December 31, 2001). Its lowest quarterly return was -29.97% (quarter ended September 30, 2001).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns.Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The information provided for LSCGFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Small Company Growth Fund | Russell 2000 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
WesMark Small Company Growth Fund | Lipper Small Cap Growth Funds Average (LSCGFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.66%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	3.64%
WesMark Growth Fund | WesMark Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,521
Annual Return 2001	rr_AnnualReturn2001	(13.51%)
Annual Return 2002	rr_AnnualReturn2002	(24.60%)
Annual Return 2003	rr_AnnualReturn2003	35.39%
Annual Return 2004	rr_AnnualReturn2004	2.19%
Annual Return 2005	rr_AnnualReturn2005	5.03%
Annual Return 2006	rr_AnnualReturn2006	8.72%
Annual Return 2007	rr_AnnualReturn2007	10.54%
Annual Return 2008	rr_AnnualReturn2008	(34.96%)
Annual Return 2009	rr_AnnualReturn2009	27.05%
Annual Return 2010	rr_AnnualReturn2010	19.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	1.16%
WesMark Growth Fund | WesMark Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	0.75%
WesMark Growth Fund | WesMark Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	0.89%
WesMark Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark Growth Fund (the Fund) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective primarily by selecting stocks of growth oriented companies. WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity or which are growing their annual earnings or sales. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (ETF) and other investment companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies. For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•      the market price of an ETF's shares may trade above or below their net asset value;

•      an active trading market for an ETF's shares may not develop or be maintained; or

•      trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 16.72% (quarter ended June 30, 2003). Its lowest quarterly return was -20.98% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The information provided for LLCC represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Growth Fund | S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
WesMark Growth Fund | Lipper Large Cap Core Average (LLCC)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	1.38%
WesMark Balanced Fund | WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	1,633
Annual Return 2001	rr_AnnualReturn2001	(8.86%)
Annual Return 2002	rr_AnnualReturn2002	(18.25%)
Annual Return 2003	rr_AnnualReturn2003	18.92%
Annual Return 2004	rr_AnnualReturn2004	1.70%
Annual Return 2005	rr_AnnualReturn2005	3.17%
Annual Return 2006	rr_AnnualReturn2006	9.63%
Annual Return 2007	rr_AnnualReturn2007	9.12%
Annual Return 2008	rr_AnnualReturn2008	(21.30%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	11.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.46%)
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	1.60%
WesMark Balanced Fund | WesMark Balanced Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	0.90%
WesMark Balanced Fund | WesMark Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	0.99%
WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark Balanced Fund (the "Fund") seeks to achieve capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund's portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), using an asset allocation process. The Adviser first determines the percentage of the Fund's portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics or both. In addition, the Adviser may consider the income potential of a security.

The Adviser anticipates investing the equity allocation primarily in the common stock of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (ADR) and other domestically traded securities of foreign companies, exchange traded funds (ETF) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (REIT) and common stocks of companies with small market capitalizations.

Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. Such investment-grade securities may include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMO) and asset-backed securities. The Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

Within the money market allocation the Adviser invests in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

For additional information on the Funds' investment strategies, please see the section "More about the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund.Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Credit Risks:	The possibility than an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Currency Risks:	Exchange rates for currencies fluctuate daily.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security or close out of an investment when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•      the market price of an ETF's shares may trade above or below their net asset value;

•      an active trading market for an ETF's shares may not develop or be maintained; or

•      trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 10.68% (quarter ended June 30, 2003). Its lowest quarterly return was -11.46% (quarter ended September 30, 2002).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

The Balanced Composite Index is comprised of a combination of 60% of S&P 500 Index and 40% of BCIGCI.

WesMark Balanced Fund | S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
WesMark Balanced Fund | Barclays Capital Intermediate U. S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
WesMark Balanced Fund | Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	4.35%
WesMark Balanced Fund | Lipper Balanced Funds Average (LBFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	3.21%
WesMark Government Bond Fund | WesMark Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,247
Annual Return 2001	rr_AnnualReturn2001	8.22%
Annual Return 2002	rr_AnnualReturn2002	4.76%
Annual Return 2003	rr_AnnualReturn2003	2.90%
Annual Return 2004	rr_AnnualReturn2004	2.99%
Annual Return 2005	rr_AnnualReturn2005	1.14%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	5.99%
Annual Return 2009	rr_AnnualReturn2009	4.37%
Annual Return 2010	rr_AnnualReturn2010	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.33%
WesMark Government Bond Fund | WesMark Government Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	2.92%
WesMark Government Bond Fund | WesMark Government Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	2.86%
WesMark Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK GOVERNMENT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark Government Bond Fund (the Fund) seeks to achieve high current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities , (GSE). The Fund's portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Adviser may invest in collateralized mortgage obligations (CMO) in addition to mortgage-backed securities and federal agency securities with various call features in an attempt to take advantage of current and potential yield differentials existing from time to time between these securities in order to increase the Fund's return.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Risks Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:	An issue may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:

The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Liquidity Risks:	The possibility that a Fund may not be able to sell a security when it wants.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund changed its investment strategy on May 31, 2006 and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed-income securities.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was -1.94% (quarter ended June 30, 2004).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates. and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates. and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The information provided for LIGFA and LGUS represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Government Bond Fund | Barclays Capital U.S. Intermediate Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.83%
WesMark Government Bond Fund | Lipper Intermediate U.S. Government Funds Average (LIGFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	5.78%
10 Years	rr_AverageAnnualReturnYear10	5.31%
WesMark Government Bond Fund | Lipper General U.S. Government Funds Average (LGUS)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.61%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	1,295
Annual Return 2001	rr_AnnualReturn2001	4.33%
Annual Return 2002	rr_AnnualReturn2002	8.07%
Annual Return 2003	rr_AnnualReturn2003	3.52%
Annual Return 2004	rr_AnnualReturn2004	2.78%
Annual Return 2005	rr_AnnualReturn2005	1.67%
Annual Return 2006	rr_AnnualReturn2006	3.24%
Annual Return 2007	rr_AnnualReturn2007	2.59%
Annual Return 2008	rr_AnnualReturn2008	(3.08%)
Annual Return 2009	rr_AnnualReturn2009	10.53%
Annual Return 2010	rr_AnnualReturn2010	1.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.72%)
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.50%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.48%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.50%
WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in West Virginia Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the United States), the interest of which is exempt from federal and West Virginia income tax. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), the supply or yield of such securities would be beneficial to the Fund. For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Liquidity Risks:	Trading opportunities are more limited for fixed-income securities that are not widely held.

Credit Enhancement Risks:	Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Tax Risks:	Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Diversification Risks:	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

West Virginia Risks:	The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. West Virginia's economy is heavily dependent upon certain industries such as coal mining, manufacturing and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 22 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.76% (quarter ended March 31, 2009). Its lowest quarterly return was -2.72% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark West Virginia Municipal Bond Fund | Lipper Intermediate Municipal Debt Funds Average (LIMDFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	4.92%
WesMark West Virginia Municipal Bond Fund | Barclays Capital Municipal Bond 5 Year Total Return Index (BCM5I) Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	4.81%

[1]	The Adviser has agreed to keep this wavier in place through the later of (the "Termination Date"): (a) February 28, 2012; or (b) the date of the Fund's next effective Prospectus. This arrangement may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.